Note 4: Other Assets: Schedule of Other Assets (Details)	May 31, 2013	May 31, 2012
Details
Rights - Oil and Gas Leases	536,250	0
Trademarks	0	20
Incorporation Costs	70	170
Bonds	0	500
Total Other Assets	536,320	690